PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Accrued liabilities	R$ 1,484,825	R$ 574,352
Judicial deposits	533,664	339,805
Accrued liabilities current	73,089	66,047
Accrued liabilities non current	1,411,736	508,305
Judicial deposits non current	533,664	339,805
Tax [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	219,196	111,572
Judicial deposits	184,687	78,260
Social Security [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	1,567	1,270
Labor [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	375,416	304,744
Judicial deposits	297,507	218,200
Civil [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	851,305	139,824
Judicial deposits	25,502	17,869
Environmental [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	37,341	16,942
Judicial deposits	2,859	2,739
Deposit Of A Guarantee [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 23,109	R$ 22,737